Credit Facilities and Long-Term Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Credit Facilities and Long-Term Debt
CREDIT FACILITIES AND LONG-TERM DEBT
Long term debt, net of current maturities consisted of the following (in thousands):

	As of December 31,
	2012	2013
Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2018 (1.32% and 1.39% at December 31, 2012 and 2013, respectively)	€1,320	€1,080
Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2013 (1.39% and 1.49% at December 31, 2012 and 2013, respectively)	62	—
Financing loan bearing interest at the Euribor 1 months rate plus 1.00% due June 2014 (1.11% and 1.22% at December 31, 2012 and 2013, respectively)	84	29
Equipment loan bearing interest at the Euribor 3 months rate plus 1.00% due June 2014 (1.19% and 1.29% at December 31, 2012 and 2013, respectively)	39	14
Financing loan bearing interest at the Euribor 3 months rate plus 0.80% due June 2014 (0.99% and 1.09% at December 31, 2012 and 2013, respectively)	39	13
Financing loan bearing interest at the Euribor 3 months rate plus 1.25% due January 2021 (5.75% at December 31, 2013)	—	600
	1,544	1,736
Less current maturities	(409)	(350)
Total	€1,135	€1,386

 On November 11, 2013, we obtained a loan in the amount of €0.60 million from Banca Popolare di Sondrio for the acquisition and installation of manufacturing equipment, bearing interest at the three-month Euribor rate plus 1.25%. Principal and interest are due in quarterly installments beginning on April 30, 2014. At December 31, 2013, the principal amount outstanding under this loan was €0.60 million.
The maturities of long-term debt outstanding as of December 31, 2013 were as follows (in thousands):

Year ending December 31,	Scheduled Long-term Debt Maturities
2015	€316
2016	320
2017	324
2018	209
Thereafter	217
Total	€1,386